First Eagle High Yield Fund
RISK/RETURN
Investment Objective
First Eagle High Yield Fund (the “Fund”, or the “High Yield Fund”) seeks to provide investors with a high level of current income.
Fees and Expenses

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 22 and 27, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle High Yield Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle High Yield Fund	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution (12b-1)/Service Fees	0.25%	1.00%	none
Other Expenses	0.55%	0.55%	0.55%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses (%)	1.51%	2.26%	1.26%
Less: Fee Waiver/Expense Reimbursement	(0.25%)	(0.25%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	1.26%	2.01%	0.81%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same and takes into account the effect of the Fee Waiver and Expense Reimbursement Agreement through December 31, 2012 (Class A and Class C) or December 31, 2013 (Class I), as discussed directly above. Please keep in mind your actual costs may be higher or lower.
Expense Example First Eagle High Yield Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	573	858	1,190	2,129
Class C	304	657	1,163	2,555
Class I	83	308	603	1,441

Expense Example, No Redemption First Eagle High Yield Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	573	858	1,190	2,129
Class C	204	657	1,163	2,555
Class I	83	308	603	1,441

Portfolio Turnover Rate

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the 12-month period ended March 31, 2011, the Fund’s portfolio turnover rate was 145.96% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments (commonly referred to as “junk bonds”) or other instruments including high yield corporate bonds and loans, municipal bonds, mortgage-backed and asset backed securities, income-producing convertible securities, and preferred stocks. The Fund may invest in, and count for the purposes of this 80% allotment, unrated securities or other instruments deemed by the Fund’s Adviser to be below investment grade.

The Fund may invest its assets in the securities of both U.S. and foreign issuers. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices. The Fund may invest in securities with any investment rating, as well as, unrated securities. Although no change is anticipated, the investment objective of the Fund can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in the “80% of assets” investment policies. An investment in the Fund is not intended to be a complete investment program.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

•

Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•

High Yield Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

High Portfolio Turnover Risk — The Fund’s investment strategies, which permits the Fund to hold instruments of any remaining duration and to trade those securities rather than holding them to maturity, may result in high turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments can be susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition and credit rating and changes in interest rates and other general economic, industry and market conditions.

•

Illiquid Investment Risk — The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time.

•

Interest Rate Risk — Fluctuations in interest rates will affect the value of the Fund. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

•

Prepayment Risk — This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the returns to any fund invested in mortgage-backed securities.

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of both the financial institution and the underlying borrower. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

•	Changes in Debt Ratings — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes.

The Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the Fund may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in the Fund, please see the More Information about the Fund’s Investments section.
Investment Results

The Fund commenced operations in its present form on or about December 30, 2011 and is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”) pursuant to a reorganization on or about that same date. The Predecessor Fund had similar investment objectives and strategies as the Fund, but was managed by another investment adviser.

The data presented below provides an indication of the risks of investing in the Fund by showing changes in performance from year to year, and by showing how the average annual returns for the Fund’s Class I shares for 1 year and since inception compare with those of a broad measure of market performance.

As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns-Class I

For the periods presented in the bar chart, the following is additional return information for Class I shares of the Fund.

Best Quarter
Second Quarter 2009	24.95%

Worst Quarter
Fourth Quarter 2008	-10.60%

Updated performance information is available at www.firsteaglefunds.com/funds/highyieldfund.php or by calling 800.334.2143.

The following average annual total returns table discloses after-tax returns only for Class I shares. After-tax returns for Class A and Class C shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts. All returns shown assume commencement of operations on November 19, 2007, which is the date of organization of the Predecessor Fund. Class A, Class C and Class I shares are newly formed and have no shares outstanding. Returns shown for Class I shares are the returns of the Predecessor Fund for those periods. Returns shown for Class A and Class C shares are the returns of the Predecessor Fund for those periods, adjusted to reflect anticipated expenses for those Class A and Class C shares during their first fiscal year (including the effect of the Fund’s Class A and Class C expense waiver).

Average Annual Total Returns
Average Annual Total Returns First Eagle High Yield Fund	1 Year	Since Inception
Class A	9.91%	13.09%
Class C	13.08%	13.90%
Class I	15.76%	15.45%
Class I After Taxes on Distributions	8.80%	9.93%
Class I After Taxes on Distributions and Sales	10.05%	9.85%
Barclays Capital U.S. Corporate High Yield Bond Index	15.12%	8.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 28, 2011
Registrant Name	dei_EntityRegistrantName	FIRST EAGLE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000906352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2011
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
First Eagle High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	First Eagle High Yield Fund (the “Fund”, or the “High Yield Fund”) seeks to provide investors with a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 22 and 27, respectively.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the 12-month period ended March 31, 2011, the Fund’s portfolio turnover rate was 145.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same and takes into account the effect of the Fee Waiver and Expense Reimbursement Agreement through December 31, 2012 (Class A and Class C) or December 31, 2013 (Class I), as discussed directly above. Please keep in mind your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments (commonly referred to as “junk bonds”) or other instruments including high yield corporate bonds and loans, municipal bonds, mortgage-backed and asset backed securities, income-producing convertible securities, and preferred stocks. The Fund may invest in, and count for the purposes of this 80% allotment, unrated securities or other instruments deemed by the Fund’s Adviser to be below investment grade.

The Fund may invest its assets in the securities of both U.S. and foreign issuers. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices. The Fund may invest in securities with any investment rating, as well as, unrated securities. Although no change is anticipated, the investment objective of the Fund can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in the “80% of assets” investment policies. An investment in the Fund is not intended to be a complete investment program.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

•

Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•

High Yield Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

High Portfolio Turnover Risk — The Fund’s investment strategies, which permits the Fund to hold instruments of any remaining duration and to trade those securities rather than holding them to maturity, may result in high turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments can be susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition and credit rating and changes in interest rates and other general economic, industry and market conditions.

•

Illiquid Investment Risk — The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time.

•

Interest Rate Risk — Fluctuations in interest rates will affect the value of the Fund. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

•

Prepayment Risk — This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the returns to any fund invested in mortgage-backed securities.

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of both the financial institution and the underlying borrower. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

•	Changes in Debt Ratings — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes.

The Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the Fund may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	For more information on the risks of investing in the Fund, please see the More Information about the Fund’s Investments section.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations in its present form on or about December 30, 2011 and is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”) pursuant to a reorganization on or about that same date. The Predecessor Fund had similar investment objectives and strategies as the Fund, but was managed by another investment adviser.

The data presented below provides an indication of the risks of investing in the Fund by showing changes in performance from year to year, and by showing how the average annual returns for the Fund’s Class I shares for 1 year and since inception compare with those of a broad measure of market performance.

As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	null
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	null
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	null
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firsteaglefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns-Class I
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods presented in the bar chart, the following is additional return information for Class I shares of the Fund.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	null
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	null
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.60%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	null
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	null
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	null
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	null
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	null
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Best Quarter
Second Quarter 2009	24.95%

Worst Quarter
Fourth Quarter 2008	-10.60%

Updated performance information is available at www.firsteaglefunds.com/funds/highyieldfund.php or by calling 800.334.2143.

The following average annual total returns table discloses after-tax returns only for Class I shares. After-tax returns for Class A and Class C shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts. All returns shown assume commencement of operations on November 19, 2007, which is the date of organization of the Predecessor Fund. Class A, Class C and Class I shares are newly formed and have no shares outstanding. Returns shown for Class I shares are the returns of the Predecessor Fund for those periods. Returns shown for Class A and Class C shares are the returns of the Predecessor Fund for those periods, adjusted to reflect anticipated expenses for those Class A and Class C shares during their first fiscal year (including the effect of the Fund’s Class A and Class C expense waiver).

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	null
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	null
First Eagle High Yield Fund | Barclays Capital U.S. Corporate High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
First Eagle High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1)/Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses (%)	rr_ExpensesOverAssets	1.51%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	573
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,129
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	573
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	858
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,129
Annual Return 2008	rr_AnnualReturn2008	(15.70%)
Annual Return 2009	rr_AnnualReturn2009	60.00%
Annual Return 2010	rr_AnnualReturn2010	15.76%
1 Year	rr_AverageAnnualReturnYear01	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.09%
First Eagle High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1)/Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses (%)	rr_ExpensesOverAssets	2.26%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,555
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,555
1 Year	rr_AverageAnnualReturnYear01	13.08%
Since Inception	rr_AverageAnnualReturnSinceInception	13.90%
First Eagle High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1)/Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses (%)	rr_ExpensesOverAssets	1.26%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	308
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	603
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
1 Year	rr_AverageAnnualReturnYear01	15.76%
Since Inception	rr_AverageAnnualReturnSinceInception	15.45%
First Eagle High Yield Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
First Eagle High Yield Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.85%